Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	7,723,034	43,839	79,801	1,062	80,863	77,670	207	77,877
Interest rate	14,470,539	162,921	151,631	1,749	153,380	146,808	966	147,774
Equities	659,142	—	12,637	—	12,637	14,379	—	14,379
Credit	190,724	—	2,175	—	2,175	3,151	—	3,151
Commodity and other	74,159	—	1,205	—	1,205	1,261	—	1,261
Gross total fair values	23,117,598	206,760	247,449	2,811	250,260	243,269	1,173	244,442
Offset (Note 30)					(53,378)			(53,378)
At 31 Dec 2021	23,117,598	206,760	247,449	2,811	196,882	243,269	1,173	191,064

Foreign exchange	7,606,446	35,021	106,696	309	107,005	108,903	1,182	110,085
Interest rate	15,240,867	157,436	249,204	1,914	251,118	236,594	2,887	239,481
Equities	652,288	—	14,043	—	14,043	15,766	—	15,766
Credit	269,401	—	2,590	—	2,590	3,682	—	3,682
Commodity and other	120,259	—	2,073	—	2,073	3,090	—	3,090
Gross total fair values	23,889,261	192,457	374,606	2,223	376,829	368,035	4,069	372,104
Offset (Note 30)					(69,103)			(69,103)
At 31 Dec 2020	23,889,261	192,457	374,606	2,223	307,726	368,035	4,069	303,001

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	36,703	—	384	—	384	377	—	377
Interest rate	35,970	45,358	712	1,715	2,427	769	74	843
At 31 Dec 2021	72,673	45,358	1,096	1,715	2,811	1,146	74	1,220

Foreign exchange	23,413	—	506	—	506	870	—	870
Interest rate	47,569	34,006	966	3,221	4,187	2,176	8	2,184
At 31 Dec 2020	70,982	34,006	1,472	3,221	4,693	3,046	8	3,054

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	90,556	1,637	1,410	Derivatives	1,330
At 31 Dec 2021	90,556	1,637	1,410		1,330

Interest rate[3]	121,573	1,675	3,761	Derivatives	(1,894)
At 31 Dec 2020	121,573	1,675	3,761		(1,894)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing, which uses the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	68,059		1,199		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	(1,932)	(36)	Net income from financial instruments held for trading or managed on a fair value basis
	2		(3)		Loans and advances to banks	(3)
	3,066		9		Loans and advances to customers	(41)
		14,428		992	Debt securities in issue	609
		86		1	Deposits by banks	1
At 31 Dec 2021	71,127	14,514	1,205	993		(1,366)	(36)

Interest rate[3]	102,260		3,392		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	2,456	(11)	Net income from financial instruments held for trading or managed on a fair value basis
	6		3		Loans and advances to banks	1
	2,280		56		Loans and advances to customers	21
		12,148		1,620	Debt securities in issue	(613)
		89		3	Deposits by banks	18
At 31 Dec 2020	104,546	12,237	3,451	1,623		1,883	(11)
1Used in effectiveness testing, which comprise an amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $1,061m for FVOCI assets and assets of $15m for debt issued.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	45,358	1,715	74	Derivatives	(1,515)
At 31 Dec 2021	45,358	1,715	74		(1,515)

Interest rate[3]	34,006	3,221	8	Derivatives	1,927
At 31 Dec 2020	34,006	3,221	8		1,927
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes foreign exchange risk.
4The notional amount of non-dynamic fair value hedges is equal to $45,358m, of which the weighted-average maturity date is January 2028 and the weighted-average swap rate is 1.30%. The majority of these hedges are internal to the Group.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]		39,154		1,408	Debt securities in issue	1,599	(21)	Net income from financial instruments held for trading or managed on a fair value basis
	7,863		(104)		Loans and Advances to banks	(104)
At 31 Dec 2021	7,863	39,154	(104)	1,408		1,495	(21)

Interest rate[3]		37,338		3,027	Debt securities in issue	(1,910)	17	Net income from financial instruments held for trading or managed on a fair value basis
					Loans and Advances to banks
At 31 Dec 2020	—	37,338	—	3,027		(1,910)	17
1Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $54.4m for debt issued.
3The hedged risk ‘interest rate’ includes foreign exchange risk.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	17,930	827	207	Derivatives	987	987	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	72,365	112	217	Derivatives	(519)	(500)	(19)
At 31 Dec 2021	90,295	939	424		468	487	(19)

Foreign currency	24,506	309	448	Derivatives	(630)	(630)	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	35,863	239	2	Derivatives	519	514	5
At 31 Dec 2020	60,369	548	450		(111)	(116)	5
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[1]
	€[2]	£	$	Other[3]	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	6,178	—	18,525	6,615	31,318	59,238	90,556
Cash flow hedges	7,954	—	100	8,632	16,686	55,679	72,365
At 31 Dec 2021	14,132	—	18,625	15,247	48,004	114,917	162,921

Fair value hedges	17,792	3,706	32,789	10,128	64,415	57,157	121,572
Cash flow hedges	8,344	2,522	8,705	6,797	26,368	9,495	35,863
At 31 Dec 2020	26,136	6,228	41,494	16,925	90,783	66,652	157,435
1The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date and they do not represent amounts at risk.
2The notional contract amounts of euro interest rate derivatives impacted by Ibor reform mainly comprise hedges with a Euribor benchmark, which are ‘Fair value hedges’ of $6,178m (31 December 2020: $6,000m) and ‘Cash flow hedges’ of $7,954m (31 December 2020: $8,344m).
3Other benchmarks impacted by Ibor reform comprise mainly of Canadian dollar offered rate (‘CDOR’), Hong Kong interbank offered rate (‘HIBOR’) and Mexican interbank equilibrium interest rate (‘TIIE’) related derivatives.

Hedging instrument impacted by Ibor reform held by HSBC Holdings
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	9,944	—	20,035	1,458	31,437	13,921	45,358
At 31 Dec 2021	9,944	—	20,035	1,458	31,437	13,921	45,358

Fair value hedges	4,290	5,393	21,081	3,242	34,006	—	34,006
At 31 Dec 2020	4,290	5,393	21,081	3,242	34,006	—	34,006

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2021		At 31 Dec 2020
	Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	$m	$m	$m	$m
Loans and advances to customers at amortised cost	1,057,231	(11,417)	1,052,477	(14,490)
– personal	478,337	(3,103)	460,809	(4,731)
– corporate and commercial	513,539	(8,204)	527,088	(9,494)
– non-bank financial institutions	65,355	(110)	64,580	(265)
Loans and advances to banks at amortised cost	83,153	(17)	81,658	(42)
Other financial assets measured at amortised cost	880,351	(193)	772,408	(175)
– cash and balances at central banks	403,022	(4)	304,486	(5)
– items in the course of collection from other banks	4,136	—	4,094	—
– Hong Kong Government certificates of indebtedness	42,578	—	40,420	—
– reverse repurchase agreements – non-trading	241,648	—	230,628	—
– financial investments	97,364	(62)	88,719	(80)
– prepayments, accrued income and other assets[2]	91,603	(127)	104,061	(90)
Total gross carrying amount on-balance sheet	2,020,735	(11,627)	1,906,543	(14,707)
Loans and other credit-related commitments	627,637	(379)	659,783	(734)
– personal	239,685	(39)	236,170	(40)
– corporate and commercial	283,625	(325)	299,802	(650)
– financial	104,327	(15)	123,811	(44)
Financial guarantees	27,795	(62)	18,384	(125)
– personal	1,130	—	900	(1)
– corporate and commercial	22,355	(58)	12,946	(114)
– financial	4,310	(4)	4,538	(10)
Total nominal amount off-balance sheet[3]	655,432	(441)	678,167	(859)
	2,676,167	(12,068)	2,584,710	(15,566)

	Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
	$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)	347,203	(96)	399,717	(141)
1    The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2    Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’, as presented within the consolidated balance sheet on page 338, includes both financial and non-financial assets. The 31 December 2021 balances include $2,424m gross carrying amounts and $39m allowances for ECL related to assets held for sale due to the exit of domestic mass market retail banking in the US.
3    Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
4    Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in ‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)
	2021			2020
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Loans and advances to customers held at amortised cost	1,045,814	(22,838)	1,022,976	1,037,987	(27,221)	1,010,766
– personal	475,234	(4,461)	470,773	456,078	(4,287)	451,791
– corporate and commercial	505,335	(16,824)	488,511	517,594	(21,102)	496,492
– non-bank financial institutions	65,245	(1,553)	63,692	64,315	(1,832)	62,483
Loans and advances to banks at amortised cost	83,136	—	83,136	81,616	—	81,616
Other financial assets held at amortised cost	882,708	(12,231)	870,477	774,116	(14,668)	759,448
– cash and balances at central banks	403,018	—	403,018	304,481	—	304,481
– items in the course of collection from other banks	4,136	—	4,136	4,094	—	4,094
– Hong Kong Government certificates of indebtedness	42,578	—	42,578	40,420	—	40,420
– reverse repurchase agreements – non-trading	241,648	(12,231)	229,417	230,628	(14,668)	215,960
– financial investments	97,302	—	97,302	88,639	—	88,639
– prepayments, accrued income and other assets	94,026	—	94,026	105,854	—	105,854
Derivatives	196,882	(188,284)	8,598	307,726	(293,240)	14,486
Total on-balance sheet exposure to credit risk	2,208,540	(223,353)	1,985,187	2,201,445	(335,129)	1,866,316
Total off-balance sheet	928,183	—	928,183	940,185	—	940,185
– financial and other guarantees	113,088	—	113,088	96,147	—	96,147
– loan and other credit-related commitments	815,095	—	815,095	844,038	—	844,038
At 31 Dec	3,136,723	(223,353)	2,913,370	3,141,630	(335,129)	2,806,501

Unamortised balance of derivatives valued using models with significant unobservable inputs
	2021	2020
	$m	$m
Unamortised balance at 1 Jan	104	73
Deferral on new transactions	311	232
Recognised in the income statement during the year:	(308)	(205)
– amortisation	(177)	(116)
– subsequent to unobservable inputs becoming observable	(4)	(4)
– maturity, termination or offsetting derivative	(127)	(85)
Exchange differences	(1)	4
Other	—	—
Unamortised balance at 31 Dec[1]	106	104
1This amount is yet to be recognised in the consolidated income statement
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2021	495	(37)
Fair value gains/(losses)	(500)	987
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(217)	(1,177)
Income taxes	185	25
Others	45	(3)
Cash flow hedging reserve at 31 Dec 2021	8	(205)

Cash flow hedging reserve at 1 Jan 2020	204	(205)
Fair value gains/(losses)	514	(630)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(107)	822
Income taxes	(79)	(23)
Others	(37)	(1)
Cash flow hedging reserve at 31 Dec 2020	495	(37)

Hedges of net investment in foreign operations
	Carrying value		Nominal amount	Amounts recognised in OCI	Hedge ineffectiveness recognised in income statement
	Derivative assets	Derivative liabilities
Description of hedged risk	$m	$m	$m	$m	$m
2021
Pound sterling-denominated structural foreign exchange	229	—	15,717	(126)	—
Swiss franc-denominated structural foreign exchange	—	(8)	809	101	—
Hong Kong dollar-denominated structural foreign exchange	7	—	4,992	5	—
Other structural foreign exchange[1]	7	—	4,387	6	—
Total	243	(8)	25,905	(14)	—

2020
Pound sterling-denominated structural foreign exchange	—	733	10,500	(167)	—
Swiss franc-denominated structural foreign exchange	—	—	—	111	—
Hong Kong dollar-denominated structural foreign exchange	—	—	—	—	—
Other structural foreign exchange[1]	—	—	—	—	—
Total	—	733	10,500	(56)	—
1 Other currencies include New Taiwan dollar, Singapore dollar, Canadian dollar, Omani rial, South Korean won and United Arab Emirates dirham.